EQUITY - Narratives (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) vote classOfShare shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Schedule of Partnership Units [Line Items]
Number of classes of shares | classOfShare	5
Proceeds from issuance of preferred units | $	$ 510	$ 603	$ 0
Preferred equity
Schedule of Partnership Units [Line Items]
Proceeds from issuance of preferred units | $				$ 288	$ 722
Share issue related cost | $				$ 9	$ 24
Issued capital | $	$ 699	$ 699
Series 1, Class A Preferred Equity Units
Schedule of Partnership Units [Line Items]
Number of shares/units issued					7,360,000
Par value per share (in dollars per share) | $ / shares					$ 25.00
Coupon rate (as a percentage)	6.50%
Series 2, Class A Preferred Equity Units
Schedule of Partnership Units [Line Items]
Number of shares/units issued					10,000,000
Par value per share (in dollars per share) | $ / shares					$ 25.00
Coupon rate (as a percentage)	6.375%
5.750% Class A Cumulative Redeemable Perpetual Units, Series 3
Schedule of Partnership Units [Line Items]
Number of shares/units issued				11,500,000
Par value per share (in dollars per share) | $ / shares				$ 25.00
Coupon rate (as a percentage)	5.75%
General partner
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests	1.00%
Units outstanding (in shares)	138,875	138,875	138,875
Limited partners
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests	49.00%
Number of votes | vote	1
Units outstanding (in shares)	351,213,678	321,046,797	298,985,982
Redeemable and Exchangeable Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)	621,406,758	567,854,792	529,473,303
Special LP Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)	6,147,901	5,797,155	4,759,997
FV LTIP of the Operating Partnership
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)	522,649	772,537	1,571,709
Award vesting period	5 years